Leases - Finance lease future minimum rent payments (Details)	Sep. 30, 2024 USD ($)
Finance Lease - Future minimum rent payments
Year ending December 31, 2024	$ 63,733
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,484
Total future minimum lease payments	443,975
Less imputed interest	(71,333)
Present value of payments	$ 372,642